Financial instruments - Schedule of Derivative Instruments Designated as Amortized into Hedged Activity (Details) - Jun. 30, 2026 - Designated as a hedge $ in Millions, $ in Millions	USD ($)	CAD ($)
U.S. dollar Subordinated unsecured notes | Forward-starting interest rate swap | $350.0 subordinated unsecured notes
Derivative [Line Items]
Notional quantity	$ 350.0
Par value	350.0
U.S. dollar Subordinated unsecured notes | Forward-starting interest rate swap | $750.0 subordinated unsecured notes
Derivative [Line Items]
Notional quantity	750.0
Par value	$ 750.0
Senior unsecured notes | Cross-currency interest rate swap | C$400.0 subordinated unsecured notes
Derivative [Line Items]
Notional quantity		$ 400.0
Par value		$ 400.0